Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010
Intangible Assets by Major Class [Line Items]
Range of life, minimum	3
Range of life, maximum	12
Gross Carrying Amount - Total Intangible Assets	$ 117,980	$ 93,128
Accumulated Amortization - Total Intangible Assets	33,951	26,881
Net Carrying Amount - Total Intangible Assets	84,029	66,247
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Other intangible assets	Indefinite
Gross Carrying Amount - Indefinite-Lived Intangible Assets	7,711	7,420
Net Carrying Amount - Indefinite-Lived Intangible Assets	7,711	7,420
Trade Names
Intangible Assets by Major Class [Line Items]
Range of life, minimum	9
Range of life, maximum	10
Gross Carrying Amount - Finite-Lived Intangible Assets	13,735	8,900
Accumulated Amortization - Finite-Lived Intangible Assets	114	2,641
Net Carrying Amount - Finite-Lived Intangible Assets	13,621	6,259
Completed Technology
Intangible Assets by Major Class [Line Items]
Range of life, minimum	4
Range of life, maximum	5
Gross Carrying Amount - Finite-Lived Intangible Assets	21,937	20,301
Accumulated Amortization - Finite-Lived Intangible Assets	15,359	11,505
Net Carrying Amount - Finite-Lived Intangible Assets	6,578	8,796
Core technology - acquired
Intangible Assets by Major Class [Line Items]
Range of life, minimum	3
Range of life, maximum	11
Gross Carrying Amount - Finite-Lived Intangible Assets	10,549	9,570
Accumulated Amortization - Finite-Lived Intangible Assets	6,466	5,952
Net Carrying Amount - Finite-Lived Intangible Assets	4,083	3,618
Core technology - self-developed software
Intangible Assets by Major Class [Line Items]
Range of life, minimum	3
Range of life, maximum	5
Gross Carrying Amount - Finite-Lived Intangible Assets	33,046	17,045
Accumulated Amortization - Finite-Lived Intangible Assets	2,779	142
Net Carrying Amount - Finite-Lived Intangible Assets	30,267	16,903
Customer Relationships
Intangible Assets by Major Class [Line Items]
Range of life, minimum	10
Range of life, maximum	12
Gross Carrying Amount - Finite-Lived Intangible Assets	31,002	29,892
Accumulated Amortization - Finite-Lived Intangible Assets	9,233	6,641
Net Carrying Amount - Finite-Lived Intangible Assets	$ 21,769	$ 23,251